Capital and Other Components of Equity - Additional Information (Details) - USD ($)					3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 11, 2022	Jun. 23, 2022	Mar. 14, 2022	Feb. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Sep. 09, 2022	Aug. 31, 2022	Aug. 26, 2022	Jul. 13, 2022	Jul. 13, 2020
Class Of Stock [Line Items]
Percentage of dividend issued on paid up capital							5.00%		5.00%
Number of shares issued					11,778,392		11,778,392		5,560,829	4,732,090	11,778,392
Exercise price of warrants	$ 1.62				$ 3.10		$ 3.10		$ 28.64				$ 2.32
Number of warrants issued	3,208,557						10,308,166		1,428,574	497,355
Proceeds from exercise of warrants			$ 8,000,000.0
Common shares issued, value					$ 321,791,727		$ 321,791,727		$ 317,051,125	$ 306,618,482				$ 75,736
Sprout
Class Of Stock [Line Items]
Number of shares issued												36,765			372,670
Number of shares issued															372,670
Common shares issued, value												$ 75,736			$ 570,185
Sprout | Amended Promissory Notes
Class Of Stock [Line Items]
Additional amount committed												$ 250,000			$ 3,000,000
Common Stock
Class Of Stock [Line Items]
Number of shares issued																136,389
At-The-Market Offering
Class Of Stock [Line Items]
Share issued price per share										$ 88.55
Direct Offering
Class Of Stock [Line Items]
Prefund warrant description		Pre-Funded Warrant exercisable for one Common Share	Pre-Funded Warrant exercisable for one Common Share.
Exercise price of warrants		$ 0.001	$ 0.0035
Proceeds from exercise of warrants							5,000,002		$ 8,000,000	$ 12,833,713
Private Placement
Class Of Stock [Line Items]
Exercise price of warrants										$ 78.75
Proceeds from exercise of warrants										$ 35,300,844
Private Placement | Common Stock
Class Of Stock [Line Items]
Number of shares issued										462,963
Registered Direct Offering Priced At-the-market and Concurrent Private Placement
Class Of Stock [Line Items]
Exercise price of warrants				$ 78.75
Number of warrants issued				196,429
Proceeds from exercise of warrants							$ 6,000,002			$ 55,000,000
Maximum
Class Of Stock [Line Items]
Number of warrants issued	6,417,114
Market Performance Options
Class Of Stock [Line Items]
Share options exercised, shares										715
DSUs | Board of Directors
Class Of Stock [Line Items]
Number of shares issued					0	0	0	0
Number of shares issued									0	1,381
Share issued price per share										$ 72.44
RSUs | CEO
Class Of Stock [Line Items]
Number of shares issued					269,599	51,095	269,599	51,095
Number of shares issued									108,079	16,414
Share issued price per share					$ 5.60	$ 155.05	$ 5.60	$ 155.05	$ 39.74	$ 155.05
Withholding taxes paid to issuance of RSUs							$ 815,953	$ 978,699	$ 1,411,515	$ 717,135
Withheld as payment of withholding taxes					173,493	27,133	173,493	27,133	64,105	10,254
Restricted Common Shares | Employees
Class Of Stock [Line Items]
Number of shares issued						0		0
Number of shares issued									0	850
Share issued price per share										$ 116.74
Prefunded Warrants
Class Of Stock [Line Items]
Number of warrants issued		645,526	185,715
Prefunded Warrants | Direct Offering
Class Of Stock [Line Items]
Exercise price of warrants			$ 0.0035
Proceeds from exercise of warrants		$ 65	$ 650
Series A Warrants | Direct Offering
Class Of Stock [Line Items]
Exercise price of warrants			$ 11.20
Series B Warrants | Direct Offering
Class Of Stock [Line Items]
Exercise price of warrants			$ 11.20
Series A Preferred Shares
Class Of Stock [Line Items]
Number of shares outstanding					0		0		0
Stock Options Exercised
Class Of Stock [Line Items]
Share options exercised, shares					0	0	0	0	0	142,909
Stock Options Exercised | Market Performance Options
Class Of Stock [Line Items]
Share options exercised, shares										714